Operating Segments Operating Segments Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Current Fiscal Year End Date				--12-31	--12-31
Income (Loss) from Equity Method Investments		$ 0	$ 3	$ 1	$ 2
Assets	[1]			2,606	2,663
Segment EBITDA		46	192	240	195
Non-cash charges		46	114	26	15
Unrealized losses from pension liability		(15)	0	(33)	(16)
Restructuring and other costs - including management fees		5	20	70	32
Reorganization Items		(3)	(1,972)	2	8
Total adjustments		69	(1,838)	131	39
Interest expense, net		15	162	76	79
Income Tax Expense (Benefit)		0	36	18	13
Other Depreciation and Amortization		(22)	(147)	(185)	153
Loss on extinguishment and exchange of debt		0	0	(9)	(7)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(60)	1,685	(163)	(83)
Silicones [Member]
Segment Reporting Information [Line Items]
Assets	[1]			2,324	2,364
Segment EBITDA		44	213	257	201
Other Depreciation and Amortization		18	127	156	127
Quartz [Member]
Segment Reporting Information [Line Items]
Assets	[1]			273	290
Segment EBITDA		6	17	20	27
Other Depreciation and Amortization		4	20	29	26
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets	[1]			9	9
Segment EBITDA		(4)	(38)	(37)	(33)
Parent Company [Member]
Segment Reporting Information [Line Items]
Assets				2,606	2,663
Segment EBITDA		46	192	238	194
Unrealized losses from pension liability					(13)
Parent Company [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA				(39)	(34)
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments		0	3	1	2
Reorganization Items		3	(1,972)	2	8
Income Tax Expense (Benefit)		0	36	18	13
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (60)	$ 1,685	$ (161)	$ (82)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.